Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenue, net	$ 40,178	$ 39,053	$ 125,250		$ 136,722	$ 180,349	$ 205,772		$ 217,272
Cost of revenue (exclusive of depreciation and amortization)	31,368	31,478	95,326		103,172	136,276	164,256		175,117
Selling, general and administrative expenses (exclusive of depreciation and amortization)	7,741	7,396	24,336		22,721	32,956	29,764		44,199
Depreciation and amortization	1,095	1,136	2,951		3,357	4,390	5,166		6,312
Operating income	(1,300)	(3,471)	(902)		146	(1,950)	(3,809)		(19,070)
Other expense (income), net
Interest expense, net	1,265	569	3,705		2,094	3,062	2,836		2,844
Related party interest expense (income), net	5	80	(1)		146	(25)	(141)		(217)
Foreign exchange losses, net	(529)	684	411		2,863	1,184	1,162		2,195
Other (income) expense, net	(200)	(41)	(589)		(94)	(804)	2,142		(17)
Net loss before income taxes	(1,841)	(4,763)	(4,428)		(4,863)	(5,367)	(9,808)		(23,875)
Income tax expense	(1,046)	(539)	(1,523)		(1,933)	2,562	2,920		4,502
Net income (loss)	(2,887)	(5,302)	(5,951)		(6,796)	(7,929)	(12,728)		(28,377)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	853	1,863	154		3,569	444	(744)		3,622
Unrealized pension actuarial gains (losses)	147	1,103	(56)		1,934	7,083	6,188		(8,508)
Total other comprehensive income (loss), net of tax	(1,887)	(2,336)	(5,853)		(1,293)	(402)	(7,284)		(33,263)
General and administrative costs	1,000	1,000	2,800		3,100	4,100	4,300		4,000
CF Acquisition Corp VIII
Other expense (income), net
Income tax expense						(111,023)
Net income (loss)	(19,044,975)	(811,420)	(21,024,584)		3,566,429	2,393,519	(1,707,845)
Other comprehensive income (loss), net of tax
General and administrative costs	770,927	1,108,906	1,708,519		1,913,161	2,601,894	2,440,245
Administrative expenses – related party	30,000	30,000	90,000		90,000	120,000	95,161
Franchise tax expense	22,483	50,000	160,000		112,534	162,534	200,500
Loss from operations	(823,410)	(1,188,906)	(1,958,519)		(2,115,695)	(2,884,428)	(2,735,906)
Interest income on cash and investments held in the Trust Account	168,755	518,498	753,119		956,908	1,240,443	17,673
Interest expense on sponsor loans and mandatorily redeemable Class A common stock	(210,484)	(689,606)	(788,591)		(689,606)	(1,054,486)
Other income					579,294	579,294
Changes in fair value of warrant liability	(1,279,554)	1,103,328	(1,417,470)		4,725,538	5,121,408	3,016,913
Changes in fair value of FPS liability	(16,858,881)	(456,349)	(17,546,038)		248,606	(497,689)	(2,006,525)
Net income (loss) before provision for income taxes	(19,003,574)	(713,035)	(20,957,499)		3,705,045	2,504,542	$ (1,707,845)
Provision for income taxes	$ 41,401	$ 98,385	$ 67,085		$ 138,616	$ 111,023
CF Acquisition Corp VIII | Class A – Public shares
Other expense (income), net
Weighted average number of shares of common stock outstanding (in Shares)	1,300,165	20,662,249	1,769,140		22,293,390	17,420,341	19,931,507
Basic net income (loss) per share of common stock (in Dollars per share)	$ (2.35)	$ (0.03)	$ (2.46)		$ 0.12	$ 0.1	$ (0.06)
CF Acquisition Corp VIII | Class A – Private placement
Other expense (income), net
Weighted average number of shares of common stock outstanding (in Shares)	5,540,000	540,000	4,381,912	[1]	540,000	540,000	430,521
Basic net income (loss) per share of common stock (in Dollars per share)	$ (2.35)	$ (0.03)	$ (2.46)		$ 0.12	$ 0.1	$ (0.06)
CF Acquisition Corp VIII | Class B – Common stock
Other expense (income), net
Weighted average number of shares of common stock outstanding (in Shares)	1,250,000	6,250,000	2,408,088	[1]	6,250,000	6,250,000	6,097,945	[2]
Basic net income (loss) per share of common stock (in Dollars per share)	$ (2.35)	$ (0.03)	$ (2.46)		$ 0.12	$ 0.1	$ (0.06)
Related Party
Revenue, net	$ 67	$ 33	$ 163		$ 134	$ 143	$ 178		272
Cost of revenue (exclusive of depreciation and amortization)	12	130	75		408	511	766		380
Selling, general and administrative expenses (exclusive of depreciation and amortization)	$ 1,329	$ 2,417	$ 3,627		$ 7,052	$ 8,309	$ 9,807		$ 10,606

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).